Summary of Significant Accounting Policies - Narrative (Details)				1 Months Ended	12 Months Ended
	Dec. 09, 2021 d $ / shares shares	Jul. 22, 2021 shares	Feb. 09, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) d segment $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 04, 2021 $ / shares
Property, Plant and Equipment [Line Items]
Total stock-based compensation expense					$ 219,421,000	$ 120,231,000	$ 5,482,000
Proceeds from CARES Act						5,400,000
Employer payroll tax				$ 1,900,000	1,900,000	3,800,000
Deferred employer payroll tax paid				1,900,000
Write off of accounts receivable					0	200,000
Provision for excess and obsolete inventory				$ 2,100,000	2,100,000	0
Long-lived asset impairment losses					$ 0	$ 0	$ 0
Purchase of warrants | shares				21,994,972	21,994,972
Public warrants (in shares) | shares				14,758,305	14,758,305
Warrant expiration term				5 years	5 years
Target share price of warrants or rights for redemption (in usd per share) | $ / shares				$ 18.00	$ 18.00
Redemption price per warrant (in usd per warrant) | $ / shares					$ 0.01
Number of days for written notice of redemption | d					30
Minimum number of trading days | d					30
Revenue, standard payment term					60 days
Number of reportable segments | segment					1
Implementation cost					$ 2,300,000
Purchases | Supplier Concentration Risk | Supplier A
Property, Plant and Equipment [Line Items]
Concentration risk, percentage					7.00%	11.00%	15.00%
Purchases | Supplier Concentration Risk | Supplier B
Property, Plant and Equipment [Line Items]
Concentration risk, percentage					11.00%	10.00%	12.00%
Adjustments [Member]
Property, Plant and Equipment [Line Items]
Total stock-based compensation expense						$ 1,000,000	$ 0
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Restricted Stock Units granted (in shares) | shares					14,250,909
Carrying value
Property, Plant and Equipment [Line Items]
Carrying value				$ 11,000,000	$ 11,000,000
Fair value
Property, Plant and Equipment [Line Items]
Carrying value				10,200,000	$ 10,200,000
Sema4 OpCo, Inc
Property, Plant and Equipment [Line Items]
Number of shares holder (in shares) | shares			35,000,000		19,021,576
Earn-out contingent liability				$ 10,200,000	$ 10,200,000
Sema4 OpCo, Inc | Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Total stock-based compensation expense					$ 200,000
Restricted Stock Units granted (in shares) | shares	2,700,000
Sema4 OpCo, Inc | Restricted Stock Units (RSUs) | Triggering Event I
Property, Plant and Equipment [Line Items]
Public per share (in Dollars per share) | $ / shares	$ 13
Sema4 OpCo, Inc | Restricted Stock Units (RSUs) | Triggering Event II
Property, Plant and Equipment [Line Items]
Minimum number of trading days | d	20
Consecutive trading day threshold | d	30
Public per share (in Dollars per share) | $ / shares	$ 15
Sema4 OpCo, Inc | Restricted Stock Units (RSUs) | Triggering Event III
Property, Plant and Equipment [Line Items]
Public per share (in Dollars per share) | $ / shares	$ 18
Class A Common Stock Equals Or Exceeds Threshold One
Property, Plant and Equipment [Line Items]
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders (in usd per share) | $ / shares					$ 18.00
Minimum number of trading days | d					20
Consecutive trading day threshold | d					30
Class A common stock
Property, Plant and Equipment [Line Items]
Purchase of aggregate private placement warrants | shares		1
Warrant exercise price (in dollars per share) | $ / shares								$ 11.50
Target share price of warrants or rights for redemption (in usd per share) | $ / shares				$ 10.00	$ 10.00
Minimum number of trading days | d					20
Consecutive trading day threshold | d					30
Common stock threshold, number of trading days before notice of redemption | d					3
Redemption on warrant holders (in usd per share) | $ / shares					$ 18.00
Class A common stock | Sema4 OpCo, Inc
Property, Plant and Equipment [Line Items]
Number of shares holder (in shares) | shares		10,188
Class A common stock | Class A Common Stock Equals Or Exceeds Threshold Two
Property, Plant and Equipment [Line Items]
Target share price of warrants or rights for redemption (in usd per share) | $ / shares				$ 10.00	10.00
Redemption price per warrant (in usd per warrant) | $ / shares					$ 0.10
Number of days for written notice of redemption | d					30
Public Warrants
Property, Plant and Equipment [Line Items]
Purchase of warrants | shares		14,758,333
Private Placement Warrants
Property, Plant and Equipment [Line Items]
Purchase of warrants | shares		7,236,667		7,236,667	7,236,667
Government Assistance, CARES Act, Provider Relief Fund
Property, Plant and Equipment [Line Items]
Proceeds from CARES Act					$ 5,600,000	2,600,000
Government Assistance, CARES Act, Employee Retention Credit
Property, Plant and Equipment [Line Items]
Proceeds from CARES Act						$ 2,800,000
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					3 years
Minimum | All other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					3 years
Maximum | All other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					5 years